PROPERTY HELD FOR LEASE, NET OF ACCUMULATED DEPRECIATION AND IMPAIRMENT - Schedule of Cost of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Depreciation expense for property held for lease over the lease term	$ 40,342	$ 39,061	$ 163,085	$ 139,416
Depreciation for early lease purchase options (buyouts)	11,128	9,664	37,671	29,061
Depreciation for impaired leases	6,658	6,632	28,652	24,962
Other	2,694	2,240	10,750	7,984
Total cost of revenue	$ 60,822	$ 57,597	$ 240,158	$ 201,423